Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2019
Short-term provisions
Schedule of short-term provisions
		2019	2018
for the year ended 30 June	Note	Rm	Rm

Other provisions		552	552
Short-term portion of
long-term provisions	31	2 338	2 567
post-retirement benefit obligations	33	399	389

		3 289	3 508